Pension and other post-employment benefits - Schedule of Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-service costs
Non-service costs	$ 3.7	$ 14.1
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	11.4	13.6
Non-service costs
Interest cost	34.5	33.3
Expected return on plan assets	(36.9)	(34.6)
Amortization of net actuarial loss	(3.2)	(1.5)
Amortization of prior service credits	(1.4)	(1.5)
Amortization of regulatory accounts	9.3	15.6
Non-service costs	2.3	11.3
Net benefit cost	13.7	24.9
OPEB
Defined Benefit Plan Disclosure [Line Items]
Service cost	2.4	2.9
Non-service costs
Interest cost	11.5	11.1
Expected return on plan assets	(11.0)	(10.5)
Amortization of net actuarial loss	(4.9)	(3.5)
Amortization of prior service credits	(0.9)	(0.9)
Amortization of regulatory accounts	6.7	6.6
Non-service costs	1.4	2.8
Net benefit cost	$ 3.8	$ 5.7